Provisions - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions
Provisions	$ 9,104		$ 6,800	$ 6,730	$ 7,202
Provision for pensions and other employment defined benefit obligations
Provisions
Provisions	6,406		4,370	3,860	3,972
Provision for taxes and other legal contingencies
Provisions
Provisions	1,558		1,516	1,072	1,306
Provisions for off-balance sheet risk
Provisions
Provisions	1,075	$ 852	852	1,032	874
Other provisions member
Provisions
Provisions	$ 65		$ 62	$ 766	$ 1,050